Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2024
Financial Assets at Fair Value Through Profit or Loss
Financial Assets at Fair Value Through Profit or Loss

Note 9.  Financial Assets at Fair Value Through Profit or Loss

Following is a summary of financial assets at fair value through profit or loss as of December 31, 2023 and 2024:

	December 31,	December 31,
	2023	2024

	(in thousands)
Money market fund	$2,117	2,140
Equity securities-unlisted company	21,650	23,554
	$23,767	25,694
Current	$2,117	2,140
Non-current	21,650	23,554
	$23,767	25,694

Net gain of $1,246 thousand, $1,655 thousand and $1,363 thousand, was recognized under changes in fair value of financial assets at fair value through profit or loss in the consolidated statement of profit or loss for the years ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2023 and 2024, no financial assets at fair value through profit or loss were pledged with banks as collaterals.